SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 77.3%
	FIXED INCOME - 77.3%
3,330,256	AB High Income Fund, Inc., Class Z	$ 23,111,977
3,259,384	BlackRock High Yield Bond Portfolio, Class K	22,946,061
1,480,716	Nuveen Preferred Securities Fund, Class I	22,255,158
3,388,482	PIMCO High Yield Fund, Institutional Class	27,073,973
2,669,251	PIMCO High Yield Municipal Bond Fund, Institutional Class	22,635,247
2,626,426	PIMCO Preferred and Capital Security Fund, Institutional Class	23,243,867
1,469,907	Principal Spectrum Preferred and Capital, Class R6	12,964,583
4,198,855	Vanguard High-Yield Corporate Fund, Admiral Class	22,757,795
		176,988,661

	TOTAL OPEN END FUNDS (Cost $169,487,140)	176,988,661

	SHORT-TERM INVESTMENTS — 8.0%
	MONEY MARKET FUNDS - 8.0%
18,175,319	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $18,175,319)(a)	18,175,319

	TOTAL INVESTMENTS - 85.3% (Cost $187,662,459)	$ 195,163,980
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.7%	33,701,369
	NET ASSETS - 100.0%	$ 228,865,349

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,791,045	BrandywindGLOBAL High Yield Fund Class IS*	$ 18,143,284	USD SOFR plus 165 bp	12/14/2026	BRC	$ -
1,924,722	Cohen & Steers Preferred Securities and Income Fund Class F*	22,673,225	USD-Federal Funds-H.15 plus 165 bp	1/31/2025	CIBC	-
5,142,405	Credit Suisse Floating Rate High Income Fund Institujtional Class*	32,757,120	USD-Federal Funds-H.15 plus 165 bp	8/30/2024	CIBC	-
13,048,780	Franklin High Income Fund Class R6*	22,313,415	USD SOFR plus 165 bp	11/16/2026	BRC	-
1,308,523	Invesco High Yield Municipal Fund Class R6*	11,174,790	USD SOFR plus 165 bp	12/1/2026	BRC	-
3,292,308	Invesco Rochester Municipal Opportunities Fund Class R6*	22,716,923	USD-Federal Funds-H.15 plus 165 bp	12/16/2024	CIBC	-
128,500	iShares JP Morgan USD Emerging Markets Bond ETF	11,444,210	O/N USD SOFR plus 35 bp	1/23/2025	BRC	(54,404)
168,200	iShares National Muni Bond ETF	18,234,562	O/N USD SOFR plus 35 bp	12/6/2024	BRC	763,501
1,520,967	Nuveen High Yield Municipal Bond Fund Class R6*	22,555,935	USD SOFR plus 165 bp	11/20/2026	CIBC	-

					Total:	$ 709,097
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	O/N - Overnight, Daily Fixings
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at December 31, 2023.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 14.2%
	AUTOMOTIVE - 1.3%
395	Tesla, Inc.(a)	$ 98,150

	INTERNET MEDIA & SERVICES - 1.3%
279	Meta Platforms, Inc., Class A(a)	98,755

	SEMICONDUCTORS - 9.1%
743	Advanced Micro Devices, Inc.(a)	109,526
133	ASML Holding N.V. - ADR	100,670
168	KLA Corporation	97,658
1,719	Marvell Technology, Inc.	103,673
1,106	Microchip Technology, Inc.	99,739
193	NVIDIA Corporation	95,577
453	NXP Semiconductors N.V.	104,045
		710,888
	SOFTWARE - 2.5%
151	Adobe, Inc.(a)	90,087
479	Zscaler, Inc.(a)	106,127
		196,214

	TOTAL COMMON STOCKS (Cost $1,014,894)			1,104,007

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 33.6%
	EQUITY - 23.6%
5,300	First Trust NASDAQ-100 Equal Weighted Index Fund			622,485
3,900	Invesco S&P 500 Equal Weight ETF			615,420
19,500	VanEck Gold Miners ETF			604,695
				1,842,600
	FIXED INCOME - 10.0%
27,900	Invesco Senior Loan ETF			590,922
3,600	VanEck High Yield Muni ETF			185,868
				776,790
SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 33.6% (Continued)
	FIXED INCOME - 10.0% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,551,341)			$ 2,619,390

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 42.0%
	U.S. TREASURY BILLS — 42.0%
315,000	United States Treasury Bill(b)	2.6500	01/04/24	314,909
1,038,000	United States Treasury Bill(b)	4.7700	01/18/24	1,035,566
557,000	United States Treasury Bill(b)	5.1500	02/22/24	552,863
1,389,000	United States Treasury Bill(b)	5.2100	03/28/24	1,371,772
				3,275,110
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,274,748)			3,275,110

Shares
	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUNDS - 5.0%
194,401	Fidelity Money Market Government Portfolio Class I, 5.24%(c)			194,401
194,400	First American Government Obligations Fund, Class Z, 5.24%(c)			194,400
	TOTAL MONEY MARKET FUNDS (Cost $388,801)			388,801

TOTAL SHORT-TERM INVESTMENTS (Cost $388,801)	388,801

TOTAL INVESTMENTS - 94.8% (Cost $7,229,784)	$ 7,387,308
OTHER ASSETS IN EXCESS OF LIABILITIES- 5.2%	403,948
NET ASSETS - 100.0%	$ 7,791,256

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2	CBOT 10 Year US Treasury Note	3/19/2024	$ 219,797	$ 225,781	$ 5,984
3	CME E-Mini NASDAQ 100 Index	3/15/2024	978,669	1,021,410	42,741
8	CME E-Mini Russell 2000 Index	3/15/2024	825,840	819,080	(6,760)
5	CME E-Mini Standard & Poor's 500 Index	3/15/2024	1,172,210	1,205,000	32,790
2	CME E-Mini Standard & Poor's MidCap 400 Index	3/15/2024	532,090	561,900	29,810
3	CME E-Mini Russell 2000 Index	3/15/2024	333,390	337,860	4,470
23	ICE US MSCI Emerging Markets EM Index	3/15/2024	1,136,200	1,188,755	52,555
	TOTAL FUTURES CONTRACTS				$ 161,590

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	Zero coupon bond; rate disclosed is the effective yield as of December 31, 2023.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares				Fair Value
	OPEN END FUNDS — 58.2%
	FIXED INCOME - 58.2%
122,013	Braddock Multi-Strategy Income Fund, Institutional Class			$ 784,541
74,089	Buffalo High Yield Fund, Inc., Institutional Class			780,157
41,484	First Trust Preferred Securities and Income Fund			784,879
78,199	Holbrook Structured Income Fund, Class I			764,003
128,645	PIMCO Emerging Markets Local Currency and Bond, Institutional Class			774,443
92,885	Segall Bryant & Hamill Quality High Yield Fund			784,874
				4,672,897

	TOTAL OPEN END FUNDS (Cost $4,522,859)			4,672,897

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 25.0%
	U.S. TREASURY BILLS — 25.0%
314,000	United States Treasury Bill(a)	4.9300	01/25/24	312,943
304,000	United States Treasury Bill(a)	5.2000	02/29/24	301,424
1,408,000	United States Treasury Bill(a)	5.2100	03/28/24	1,390,538
				2,004,905
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,004,716)			2,004,905

Shares
	SHORT-TERM INVESTMENTS — 10.1%
	MONEY MARKET FUNDS - 10.1%
406,550	Fidelity Money Market Government Portfolio Class I, 5.24%(b)			406,550
406,550	First American Government Obligations Fund, Class Z, 5.24%(b)			406,550
	TOTAL MONEY MARKET FUNDS (Cost $813,100)			813,100

	TOTAL SHORT-TERM INVESTMENTS (Cost $813,100)			813,100

	TOTAL INVESTMENTS - 93.3% (Cost $7,340,675)			$ 7,490,902
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.7%			541,508
	NET ASSETS - 100.0%			$ 8,032,410

(a) Zero coupon bond; rate disclosed is the effective yield as of December 31, 2023.

(b) Rate disclosed is the seven day effective yield as of December 31, 2023.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
175,300	Invesco Senior Loan ETF	$ 3,712,854	O/N USD SOFR plus 35 bp	12/4/2024	BRC	$ 7,167
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,739	O/N USD SOFR plus 35 bp	1/10/2025	BRC	4,459
25,300	iShares iBoxx $ High Yield Corporate Bond ETF	1,957,967	O/N USD SOFR plus 35 bp	1/13/2025	BRC	21,105
13,400	iShares JPMorgan USD Emerging Markets Bond ETF	1,193,404	O/N USD SOFR plus 35 bp	1/24/2025	BRC	(3,993)
62,900	iShares Preferred and Income Securities ETF	1,961,851	O/N USD SOFR plus 35 bp	1/13/2025	BRC	24,129
15,400	iShares Preferred and Income Securities ETF	480,326	O/N USD SOFR plus 35 bp	1/24/2025	BRC	(2,924)
5,500	SPDR Bloomberg Convertible Securities ETF	396,825	O/N USD SOFR plus 35 bp	1/16/2025	BRC	4,634
5,600	SPDR Bloomberg Convertible Securities ETF	404,040	O/N USD SOFR plus 35 bp	1/24/2025	BRC	(770)
15,600	VanEck High Yield Muni ETF	805,428	O/N USD SOFR plus 35 bp	1/2/2025	BRC	15,128
15,500	VanEck High Yield Muni ETF	800,265	O/N USD SOFR plus 35 bp	1/24/2025	BRC	(150)

						$ 68,785
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
	O/N - Overnight, Daily Fixings
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.